General and administrative expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Selling, general and administrative expense [abstract]
Wages & employee benefits	$ 1,779,072	$ 2,012,451
Consultancy fees	495,473	1,033,921
Professional fees	268,319	375,608
Legal fees	417,821	612,602
Directors’ fees	360,630	341,283
Depreciation of property and equipment	550,058	476,142
Depreciation of right-of-use assets	162,079	154,599
Impairment of intangible assets	696,180	0
Withholdings tax expense	175,109	0
Laboratory costs	374,672	255,015
Provision for bad debt	0	400,000
Amortization of intangible assets	53,050	67,919
Impairment of VAT receivable	999,978	470,263
Rent & rates	127,653	216,014
Share-based expense - RSU & share options	3,143,769	0
Travel	130,909	109,826
Audit & accountancy fees	321,646	417,772
Taxes & licenses	15,505	25,143
Insurance	313,048	590,283
Other administrative expenses	462,093	450,589
General and administrative expense	$ 10,847,064	$ 8,009,430